Note 8 - Long-term Bank Loans	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]

8. Long-Term Bank Loans

These consist of bank loans of the ship-owning companies. Outstanding long-term bank loans as of December 31, 2021 and June 30, 2022 are as follows:

Borrower	December 31, 2021	June 30, 2022
Noumea Shipping Ltd. / Gregos Shipping Ltd.	9,375,000	8,625,000
Diamantis Shipowners Ltd.	2,384,460	2,063,540
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	8,450,000	7,550,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	40,300,000	35,700,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	9,500,000	8,500,000
Jonathan Shipowners Ltd.	15,000,000	12,800,000
Marcos Shipping Ltd.	34,000,000	30,000,000
	119,009,460	105,238,540
Less: Current portion	(29,284,460)	(39,958,540)
Long-term portion	89,725,000	65,280,000
Deferred charges, current portion	250,411	321,411
Deferred charges, long-term portion	720,049	482,057
Long-term bank loans, current portion net of deferred charges	29,034,049	39,637,129
Long-term bank loans, long-term portion net of deferred charges	89,004,951	64,797,943

The future annual loan repayments are as follows:

To June 30:
2023	39,958,540
2024	35,640,000
2025	13,740,000
2026	15,900,000
Total	105,238,540

Details of the loans are discussed in Note 9 of our consolidated financial statements for the year ended  December 31, 2021 included in the 2021 Annual Report.

The Company’s bank loans are secured with one or more of the following:

●	first priority mortgage over the respective vessels on a joint and several basis.
●	first assignment of earnings and insurance.
●	a corporate guarantee of Euroseas Ltd.
●	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the security cover ratio  (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from 120% to 140%), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $4,967,285 and $5,575,234 as of  December 31, 2021 and  June 30, 2022, respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of  June 30, 2022, the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the six-month periods ended  June 30, 2021 and 2022 amounted to $1,381,667 and $2,146,602, respectively.